Stockholders’ Equity - 1 (Details) - USD ($)																																											3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 05, 2025	Nov. 24, 2025	Nov. 14, 2025	Nov. 12, 2025	Nov. 09, 2025	Nov. 07, 2025	Nov. 05, 2025	Nov. 04, 2025	Oct. 30, 2025	Sep. 18, 2025	Aug. 14, 2025	Jul. 07, 2025	Jul. 01, 2025	Jun. 25, 2025	Jun. 23, 2025	Apr. 22, 2025	Mar. 04, 2025	Feb. 07, 2025	Jan. 02, 2025	Dec. 02, 2024	Nov. 26, 2024	Nov. 25, 2024	Nov. 06, 2024	Sep. 12, 2024	Aug. 27, 2024	Jul. 29, 2024	Jul. 22, 2024	Jul. 11, 2024	Jul. 10, 2024	Jul. 02, 2024	May 31, 2024	Mar. 19, 2024	Mar. 18, 2024	Mar. 15, 2024	Feb. 02, 2024	Feb. 01, 2024	Jan. 09, 2024	Feb. 01, 2023	Dec. 13, 2022	Oct. 20, 2022	Feb. 05, 2016	Feb. 05, 2016	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 27, 2026	May 31, 2026	Nov. 08, 2025	Oct. 29, 2025	Oct. 21, 2025	Nov. 22, 2024	Apr. 02, 2024
Stockholders’ Equity - 1 (Details) [Line Items]
Capital stock, shares authorized																																											3,020,000,000			3,020,000,000		3,020,000,000
Common stock, shares authorized																																											3,000,000,000			3,000,000,000		3,000,000,000
Common stock par value (in Dollars per share)																																																$ 0.001
Preferred stock, shares authorized																																											20,000,000			20,000,000		20,000,000
Preferred stock, par value (in Dollars per share)																																											$ 0.001			$ 0.001		$ 0.001
Investor purchase value (in Dollars)																																								$ 15,000,000
Common stock par value (in Dollars per share)																																											$ 0.001			$ 0.001		$ 0.001							$ 0.001	$ 0.001
Interest rate																																								82.00%
Number of trading days																																								10 days
Shares issued															100			92			1,992
Percentage of common stock outstanding																																																4.99%
Shares issued for services						367	217
Fair value for services (in Dollars)						$ 88,080	$ 44,594
Value of convertible promissory notes (in Dollars)																																																$ 1,110,104	$ 1,377,250
Gain loss on settlement of debt (in Dollars)	$ 4,957																																										$ 950,408	$ 421,748		$ 948,031	$ 527,353
Preferred stock, value issued (in Dollars)
Debt conversion, value (in Dollars)										$ 100,000
Warrant granted															100
Warrants exercise price (in Dollars per share)																																																$ 10
Fair value of warrants (in Dollars)																																											$ (368,860)			(639,644)		$ 992,731	(7,836,522)
Preferred stock for proceeds (in Dollars)																																															1,231,000	1,901,000	210,000
Warrants purchase shares																																											2,040,800			2,040,800
Purchase price (in Dollars)																																						$ 250,000	$ 750,000
Shares of common stock																																						50,000	150,000
Total shares										134
Fair value (in Dollars)																																															1,507,140
Gain (loss) on extinguishment of debt (in Dollars)											$ 4,687	$ 7,689	$ 198,577	$ 244,032			$ (1,844)		$ 536																												9,238	$ 729,304	$ 413,903
Common stock pursuant to a conversion (in Dollars)																																															$ 328,905
Warrant [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Fair value of warrants (in Dollars)																															$ 177,560
Fly Flyte, Inc. [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Percentage of equity																																																10.00%
Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares issued																																				12,204
Common Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Warrant granted																																												10,000			10,000	22,500			114,190			110,450
Fair value (in Dollars)																																															$ 276
Common stock pursuant to a conversion (in Dollars)																																											$ 35			$ 35	167
Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares issued																				11,999			7,500	8,068		4,097	8,552	6,411	13,750	11,591		250		65	822		1,000
Common stock convertible promissory notes (in Dollars)																				$ 9,683			$ 54,000
Common stock pursuant to a conversion (in Dollars)																								$ 41,429		$ 98,309	$ 133,411	$ 41,129	$ 330,000	$ 278,179		$ 40,000	$ 4,285	$ 4,500	$ 82,103		$ 100,000
Accrued interest at a price (in Dollars per share)																				$ 7.52			$ 7.6	$ 5.2		$ 24	$ 18	$ 15.59				$ 160					$ 100
Accrued interest on convertible notes a price (in Dollars per share)																													$ 20						$ 100
Promissory notes at a price (in Dollars per share)																																		$ 70
Equity shares																																	18
Convertible notes payable at a price (in Dollars per share)																														$ 23.99
Notes payable (in Dollars)																												$ 58,871
Fair value amount (in Dollars)																											$ 9,414
Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares issued																				2,882
First March 13 Loan Agreement [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Gain (loss) on extinguishment of debt (in Dollars)								$ (28,844)
Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Gain loss on settlement of debt (in Dollars)																				$ 19,815			$ 43,500	$ 40,857			$ 20,524	$ 28,205	$ 55,000
Equity Line of Credit [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares issued																																																	33,837
Line of credit for proceeds (in Dollars)																																																	$ 111,600
Minimum [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, par value (in Dollars per share)					$ 10
Minimum [Member] | Convertible Notes Payable [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, par value (in Dollars per share)					20
PCG Advisory [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Acquired percentage																																																		25.00%
PRISM Media Holdings Inc [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Acquired percentage																																																		25.00%
PRISM MediaWire Inc [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Acquired percentage																																																		25.00%
AIRHub Inc [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Acquired percentage																																																		20.00%
Common Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Common stock par value (in Dollars per share)																																								$ 0.001
Convertable preferred stock																			8,350																								12,491			12,491					22,575
Conversion price (in Dollars per share)																																																$ 0.6
Common Stock [Member] | Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares issued																											524
Series A Convertible Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Designated as preferred stock authorized																																																50,000
Preferred stock, shares issued																																																1,087
Preferred stock, shares outstanding																																																1,087
Shares issued for services	347		215	125
Fair value for services (in Dollars)	$ 41,462		$ 25,750	$ 15,000
Convertable preferred stock																																																0
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Convetible preferred stock common stock per share (in Dollars per share)																																																$ 120
Price per share, subject to adjustment (in Dollars per share)																																																$ 12
Series A Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, shares authorized																																											50,000			50,000		50,000
Preferred stock, par value (in Dollars per share)																																											$ 0.001			$ 0.001		$ 0.001
Shares issued																																									33,415	33,415
Preferred stock, shares issued			215																																								1,087			1,087		1,087
Preferred stock, shares outstanding																																											1,087			1,087		1,087
Convetible preferred stock common stock per share (in Dollars per share)																																											$ 12			$ 12
Shares issued for services	347		200	125
Fair value for services (in Dollars)	$ 41,462	$ 24,000	$ 24,400	$ 15,000
Value of convertible promissory notes (in Dollars)		$ 24,000
Shares conversion		200
Preferred stock, value issued (in Dollars)			$ 25,750																																								$ 1			$ 1		$ 1
Gain (loss) on extinguishment of debt (in Dollars)	$ 4,957
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																																											$ 120			$ 120
Common stock pursuant to a conversion (in Dollars)
Series A Preferred Stock [Member] | Series A Convertible Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares issued for services			200
Fair value for services (in Dollars)			$ 24,400
Series E Convertible Preferred stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, shares authorized																																																8,000
Preferred stock, shares issued																																																450	450
Preferred stock, shares outstanding																																																450	450
Convetible preferred stock common stock per share (in Dollars per share)																																																$ 1,000
Price per share, subject to adjustment (in Dollars per share)																																																$ 41,200
Convertable preferred stock																																																0	0
Series F Convertible Preferred stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																																																$ 100
Designated as preferred stock authorized																																																5,500,000
Preferred stock, shares issued																																																2,283
Preferred stock, shares outstanding																																																	3,188
Price per share, subject to adjustment (in Dollars per share)									$ 100
Shares issued for services																																																	3,939
Shares conversion																			835
Convertable preferred stock																			2
Preferred stock, value issued (in Dollars)																																																$ 1,000
Common stock convertible promissory notes (in Dollars)																																																	$ 3,930,001
Debt conversion, value (in Dollars)																																																	$ 3,589,203
Preferred stock for exchange of warrants																																																	1,501,353
Inducement expense (in Dollars)																																																	$ 1,441,908
Conversion price (in Dollars per share)									20
Series F Convertible Preferred stock [Member] | Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, shares issued																																																	2,283
Preferred stock, shares outstanding																																																3,188
Series F Convertible Preferred stock [Member] | Common Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares conversion																			8,350
Series F Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, shares authorized																																											5,500,000			5,500,000		5,500,000
Preferred stock, par value (in Dollars per share)																																											$ 0.001			$ 0.001		$ 0.001
Preferred stock, shares issued																																											2,283			2,283		2,283
Preferred stock, shares outstanding																																											2,283			2,283		2,283
Convetible preferred stock common stock per share (in Dollars per share)									$ 20																																												$ 100
Convertable preferred stock																																																	150
Preferred stock, value issued (in Dollars)																																											$ 2			$ 2		$ 2	$ 3
Warrant granted																																																	1,800
Warrants exercise price (in Dollars per share)																																																	$ 480
Series F Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, shares outstanding																																											2,283			2,283
Common stock pursuant to a conversion (in Dollars)																																															(1)
Series F Preferred Stock [Member] | Common Stock [Member] | Investor [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares conversion																																																	4,745
Series F Preferred Stock [Member] | Loan Agreement [Member] | Common Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares conversion																																																	949,000
Series F Preferred Stock [Member] | Vendor [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares issued for services																																																	3,774
Preferred Series F Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Convertable preferred stock																																																	17
Series G Convertible Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																																																$ 20
Shares issued																																																134
Designated as preferred stock authorized																																																500,000
Preferred stock, shares issued																																																17,280	17,280
Preferred stock, shares outstanding																																																2,085	2,085
Shares issued for services																640						437,347																										5
Fair value for services (in Dollars)																$ 192,000						$ 362,998
Value of convertible promissory notes (in Dollars)																																																$ 71,680
Shares conversion																																													1,419			238	284
Gain loss on settlement of debt (in Dollars)																288,000																																	$ 76,429
Convertable preferred stock																																													22
Preferred stock, value issued (in Dollars)																																																$ 750
Inducement expense (in Dollars)																																																	$ 23,400
Warrant granted																																																	210,500
Warrants exercise price (in Dollars per share)																																																	$ 1
Gross proceeds (in Dollars)																																																	$ 210,000
Fair value of warrants (in Dollars)																																																	$ 152,742
Accounts payable (in Dollars)																						$ 665,620
Preferred stock for proceeds (in Dollars)																																													$ 1,056,000			175,000
Outstanding payable (in Dollars)																$ 480,000
Fair market value (in Dollars)																																																28,140
Purchase price (in Dollars)																																																$ 100,000
Shares of common stock																																																134
Series G Convertible Preferred Stock [Member] | Warrant [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Warrants exercise price (in Dollars per share)																																																$ 20
Warrants purchase shares																																																176,500
Series G Convertible Preferred Stock [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Percentage of equity																																																4.99%
Series G Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares issued for services																									134																								644
Fair value for services (in Dollars)																									$ 76,380
Value of convertible promissory notes (in Dollars)																																																	$ 408,334
Warrant granted																																																	71,230
Series G Convertible Preferred Stock [Member] | Preferred Stock [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Percentage of equity																																																9.99%
Series G Convertible Preferred Stock [Member] | Accounts Payable [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares issued for services																						975
Series G Convertible Preferred Stock [Member] | First April 2 Loan Agreement [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Debt conversion, value (in Dollars)																																																$ 92,512
Fair value (in Dollars)																																																$ 92,512
Series G Convertible Preferred Stock [Member] | November 22 Loan Agreement [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Total shares																																																125
Series G Convertible Preferred Stock [Member] | First March 13 Loan Agreement [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Debt conversion, value (in Dollars)																																																$ 936,608
Total shares																																																1,249
Fair value (in Dollars)																																																$ 936,608
Series G Convertible Preferred Stock [Member] | Convertible Debt [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Gain (loss) on extinguishment of debt (in Dollars)																																																$ 28,844
Series G Convertible Preferred Stock [Member] | Flewber Global, Inc. [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares issued for services																																																9,475
Fair value for services (in Dollars)																																																$ 6,395,625
Series G Convertible Preferred Stock [Member] | Notes Payable, Other Payables [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Fair value for services (in Dollars)																																																	$ 355,305
Series G Convertible Preferred Stock [Member] | Convertible Notes Payable [Member] | Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares issued																																																	48
Series G Convertible Preferred Stock [Member] | Settlement of Debt [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Fair value for services (in Dollars)																						$ 606,938
Gain loss on settlement of debt (in Dollars)																						$ 304,316
Series G Convertible Preferred Stock [Member] | Maximum [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Price per share, subject to adjustment (in Dollars per share)					20
Series G Convertible Preferred Stock [Member] | Minimum [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Conversion price (in Dollars per share)					10
Series G Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, shares authorized																																											500,000			500,000		500,000
Preferred stock, par value (in Dollars per share)																																											$ 0.001			$ 0.001		$ 0.001
Preferred stock, shares issued																																											16,979			16,979		17,280
Preferred stock, shares outstanding																																											16,979			16,979		17,280
Convetible preferred stock common stock per share (in Dollars per share)																																											$ 20			$ 20
Shares issued for services						367	217
Fair value for services (in Dollars)						$ 88,080	$ 44,594																																					$ 78,899
Value of convertible promissory notes (in Dollars)																																																$ 100,000
Preferred stock, value issued (in Dollars)																																											$ 17			$ 17		$ 17	$ 2
Debt conversion, value (in Dollars)								$ 100,500
Total shares								134
Series G Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, shares outstanding																																											16,979			16,979
Shares issued for services																																												267
Fair value (in Dollars)																																															$ 2
Common stock pursuant to a conversion (in Dollars)
Series G Preferred Stock [Member] | Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares conversion																																																134
Series G Preferred Stock [Member] | First March 13 Loan Agreement [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Fair value (in Dollars)																																																$ 28,844
Series G Preferred Stock [Member] | Flewber Global, Inc. [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares issued for services																																																301
Fair value for services (in Dollars)																																																$ 88,793
Series G Preferred Stock [Member] | Maximum [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Convetible preferred stock common stock per share (in Dollars per share)					20
Series G Preferred Stock [Member] | Minimum [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Convetible preferred stock common stock per share (in Dollars per share)					10
Series H Convertible Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																																																$ 100
Shares issued																																																50,000
Preferred stock, shares issued																																																3,798	3,798
Preferred stock, shares outstanding																																																3,798	3,798
Percentage of preferred stock																																																9.99%
Series H Convertible Preferred Stock [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Beneficial ownership limitation percentage																																																4.99%
Series H Convertible Preferred Stock [Member] | Original Issue Date [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																																																$ 5.14
Series H Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, shares authorized																																											50,000			50,000		50,000
Preferred stock, par value (in Dollars per share)																																											$ 0.001			$ 0.001		$ 0.001
Preferred stock, shares issued																																											3,156			3,156		3,798
Preferred stock, shares outstanding																																											3,156			3,156		3,798
Convetible preferred stock common stock per share (in Dollars per share)																																											$ 5.14			$ 5.14
Preferred stock, value issued (in Dollars)																																											$ 4			$ 4		$ 4	$ 4
Series H Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, shares outstanding																																											3,156			3,156
Common stock pursuant to a conversion (in Dollars)
Series H Preferred Stock [Member] | Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Shares conversion																																																	3,798
Series I Convertible Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																																																$ 100
Convertable preferred stock																																																100,000
Series I Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, shares outstanding																																																37,812
Series I Convertible Preferred Stock [Member] | Original Issue Date [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																																																$ 20
Series I Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock, shares authorized																																											100,000			100,000		100,000
Preferred stock, par value (in Dollars per share)																																											$ 0.001			$ 0.001		$ 0.001
Preferred stock, shares issued																																											37,812	14,812		37,812	14,812	37,812
Preferred stock, shares outstanding																																											37,812			37,812		37,812
Convetible preferred stock common stock per share (in Dollars per share)					$ 10																																															$ 20
Preferred stock, value issued (in Dollars)																																											$ 38			$ 38		$ 38
Warrants exercise price (in Dollars per share)																																											$ 20			$ 20
Preferred stock share received																																																		2,500
Preferred stock fair value amount (in Dollars)																																												$ 592,465			$ 592,465
Series I Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Common stock pursuant to a conversion (in Dollars)
Series I Preferred Stock [Member] | PCG Advisory [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock share received																																																		12,500
Preferred stock fair value amount (in Dollars)																																																		$ 456,250
Series I Preferred Stock [Member] | PRISM Media Holdings Inc [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock share received																																																		5,000
Preferred stock fair value amount (in Dollars)																																																		$ 182,500
Series I Preferred Stock [Member] | PRISM MediaWire Inc [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock fair value amount (in Dollars)																																																		$ 91,250
Series I Preferred Stock [Member] | AIRHub Inc [Member]
Stockholders’ Equity - 1 (Details) [Line Items]
Preferred stock share received																																																		3,000
Preferred stock fair value amount (in Dollars)																																																		$ 109,500